Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 43,503	$ 26,861
Prepaid expenses and other receivables	11,617	14,492
Total current assets	108,469	106,377
Total assets	473,185	453,609
Current liabilities:
Accrued expenses and other payables	21,346	22,152
Current portion of amount due to shareholders	19,688
Total current liabilities	87,896	115,337
Amount due to shareholders		17,836
Total liabilities	291,497	281,277
Shareholders' equity:
Common shares ($0.01 par value - authorized 200,000,000 shares, issued 60,203,214 and 61,295,260 shares; outstanding 60,203,214 and 60,547,760 shares as at December 31,2024 and 2025, respectively)	613	602
Treasury stock, at cost (747,500 shares as at December 31, 2025)	(1,121)
Additional paid-in capital	325,839	320,389
Accumulated deficit	(138,311)	(138,421)
Accumulated other comprehensive loss	(5,332)	(10,238)
Total shareholders' equity	181,688	172,332	$ 124,144	$ 134,838
Total liabilities and shareholders' equity	473,185	453,609
Parent Company
Current assets:
Cash and cash equivalents	853	1,766	1,339	4,131
Prepaid expenses and other receivables	2,490	2,925
Amounts due from subsidiaries	64,433	71,635
Total current assets	67,776	76,326
Investments in subsidiaries	137,470	122,772
Total assets	205,246	199,098
Current liabilities:
Accrued expenses and other payables	3,870	8,930
Current portion of amount due to shareholders	19,688
Total current liabilities	23,558	8,930
Amount due to shareholders		17,836
Total liabilities	23,558	26,766
Shareholders' equity:
Common shares ($0.01 par value - authorized 200,000,000 shares, issued 60,203,214 and 61,295,260 shares; outstanding 60,203,214 and 60,547,760 shares as at December 31,2024 and 2025, respectively)	613	602
Treasury stock, at cost (747,500 shares as at December 31, 2025)	(1,121)
Additional paid-in capital	325,839	320,389
Accumulated deficit	(138,311)	(138,421)
Accumulated other comprehensive loss	(5,332)	(10,238)
Total shareholders' equity	181,688	172,332	$ 124,144	$ 134,838
Total liabilities and shareholders' equity	$ 205,246	$ 199,098